Company Financial Information Condensed Income Statement Parent Corporation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Interest (including, $88, $69, $62, to subsidiaries, respectively)	$ 437	$ 300	$ 354
Provision (benefit) for income taxes	1,177	1,013	912
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,547	3,158	2,567
Preferred stock dividends	(122)	(105)	(73)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,425	3,053	2,494
Parent Company
Condensed Income Statements, Captions [Line Items]
Gain on securities held for sale	0	3	1
Other revenue	39	25	24
Total revenue	1,153	539	1,009
Interest (including, $88, $69, $62, to subsidiaries, respectively)	427	288	257
Other expense	262	64	71
Total expense	689	352	328
Income before income taxes and equity in undistributed net income of subsidiaries	464	187	681
Provision (benefit) for income taxes	(333)	(98)	(155)
Equity in undistributed net income	2,750	2,873	1,731
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,547	3,158	2,567
Preferred stock dividends	(122)	(105)	(73)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,425	3,053	2,494
Interest expense, related party	88	69	62
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	798	207	44
Interest revenue from subsidiaries	121	91	98
Equity in undistributed net income	276	869	821
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	125	145	775
Interest revenue from subsidiaries	70	68	67
Equity in undistributed net income	$ 2,474	$ 2,004	$ 910